Organization and Business Overview	6 Months Ended
May 31, 2025
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW
1.	ORGANIZATION AND BUSINESS OVERVIEW

Company Overview

Intelligent Group Limited (“IGL” or the “Company”) is a company with limited liability incorporated in the British Virgin Islands on July 5, 2018. The Company’s registered office is located at the office of Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Island and its principal place of business is situated at Unit 1203C, Level 12, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong.

The Company through its subsidiaries (collectively referred to as the “Group”) principally engage in the providing financial public relations (“Financial PR”) services in Hong Kong.

During the period ended May 31, 2025 and the year ended November 30, 2024, the Company has direct interests in the following subsidiaries:

Name	Place and date of formation	Issued ordinary share capital		Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$	2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$	HK$100	100% owned by IGL	Financial PR services

Reclassification of Class A and Class B ordinary shares

On November 27, 2024, the shareholders of the Company passed a resolution to reclassify 1,500,000 ordinary shares held by Ms. Wai Lau (the “Majority Shareholder”) into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the Class B shareholders are controlled by Ms. Wai Lau, the founder and Chief Executive Officer of the Company.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to fifty (50) votes on any resolutions. The reclassification of 1,500,000 Class A ordinary shares into 1,500,000 Class B ordinary shares was completed on April 8, 2025.